NOTE 14: NOTES PAYABLE	12 Months Ended
Dec. 31, 2020
Note 14 Notes Payable
NOTES PAYABLE
	2020	2019	2018
	$	$	$
Balance, beginning of period	969,891	760,715	404,370
Issue of notes payable (a)(c)(d)	-	321,935	495,449
Settled in shares (b)(c)(d)	(148,745)	(186,942)	(167,000)
Repayment	(197,862)	-	-
Realized foreign exchange loss (gain)	4,918	(2,267)	-
Unrealized foreign exchange loss (gain)	6,304	(9,171)	-
Accretion expense	13,110	12,337	-
Interest expense	60,745	73,284	27,896
Balance, end of period	708,361	969,891	760,715
Less: Current portion of notes payable	708,361	-	150,271
Non-current portion of notes payable	-	969,891	610,444

a)	On January 21, 2019 the Company issued a promissory note payable in the amount of $33,842 (C$45,000). This promissory note payable was due on December 31, 2020 bearing interest at 6% per annum. On April 1, 2019, the Company converted the promissory note plus $667 (C$892) of interest into 450,000 units of the Company consisting of one common share and one share purchase warrant. Each share purchase warrant entitles the holder to acquire one common share at an exercise price equal to $0.14 (C$0.19).

b)	On April 1, 2019, the Company converted a promissory note in the amount of $153,100 (C$205,000) plus $1,984 (C$2,652) of interest into 2,050,000 units of the Company consisting of one common share and one share purchase warrant. Each share purchase warrant entitles the holder to acquire one common share at an exercise price equal to $0.14 (C$0.19).

c)	On April 30, 2019, the Company issued a promissory note payable in the amount of $125,000. The promissory note was due July 31, 2019 and bears interest at a rate of 4% per annum. The Company was in default and extended the maturity date to August 31, 2020. The default resulted in a penalty of $15,000 if the loan was not repaid in full by July 31, 2019 and an additional $15,000 if the loan was not paid in full by August 31, 2019. On July 15, 2020, the Company settled the promissory note in 4,100,634 units in the private placement on the same date. The note had a carrying amount of $148,745 which represented the principal plus interest and $30,000 of late payment penalties. The Company recorded a loss on debt settlement of $2,380 which is included in general and administrative expense.

d)	On October 1, 2019, the Company issued a promissory note payable in the amount of $188,765 (C$250,000). The promissory note payable was due April 1, 2020, and bears interest at 10% per annum. Pursuant to the issuance of the note payable the Company incurred transaction costs including an administrative charge of $18,876 (C$25,000) and an obligation to issue 150,000 common shares of the Company with a fair value of $6,811 which was been recorded as shares to be issued on the consolidated statements of changes in equity. The note payable has been recognized at amortized cost of $163,093 (C$216,000). On May 20, 2020, the Company issued a total of 844,444 common shares of which 694,444 were to settle an administrative charge of $18,876 (C$25,000) and the remaining 150,000 common shares were to settle the obligation to issue shares. The Company repaid the principal of $250,000 on December 11, 2020. As at December 31, 2020, the Company had a balance owing of $22,944 for accrued interest. The interest was repaid on January 11, 2021 (note 29).